Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts
 For the years ended December 31, 2015, 2014 and 2013

($ thousands)	Balance at beginning of period	Amounts charged (credited) to expense	Deductions from allowance	Balance at end of period
Allowance for doubtful accounts
Year ended December 31, 2015	91,819	10,021	(25,703)	76,137
Year ended December 31, 2014	99,657	6,472	(14,310)	91,819
Year ended December 31, 2013	93,638	20,237	(14,218)	99,657

Allowance for liquidated damages
Year ended December 31, 2015	6,317	13,518	(10,224)	9,611
Year ended December 31, 2014	7,583	5,247	(6,513)	6,317
Year ended December 31, 2013	12,477	7,102	(11,996)	7,583

Inventory reserves
Year ended December 31, 2015	9,895	23,502	(6,353)	27,044
Year ended December 31, 2014	9,804	617	(526)	9,895
Year ended December 31, 2013	10,175	1,700	(2,071)	9,804

Valuation allowance for deferred tax assets
Year ended December 31, 2015	77,631	62,032	—	139,663
Year ended December 31, 2014	86,742	(9,111)	—	77,631
Year ended December 31, 2013	83,542	3,200	—	86,742